Other Assets - Customer Financing Receivables (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Customer financing receivables, net
Customer financing receivables, Gross, Current	$ 140,681
Customer financing receivables, Gross, Non-current	63,052
Customer financing receivables, Gross	203,733
Allowance for credit losses, Current	(3,545)
Allowance for credit losses, Non-current	(343)
Allowance for credit losses	(3,888)
Customer financing receivables, Net, Current	137,136
Customer financing receivables, Net, Non-current	62,709
Customer financing receivables, Net	$ 199,845